Consolidated Balance Sheets (USD $)	Dec. 30, 2012	Dec. 25, 2011
Current assets
Cash and cash equivalents	$ 2,700,328	$ 1,537,497
Accounts receivable	248,403	20,497
Inventory	809,084	601,765
Prepaid assets	447,429	207,608
Total current assets	4,205,244	2,367,367
Deferred income taxes	846,746	272,332
Property and equipment, net - restricted assets of VIE		1,457,770
Property and equipment, net	40,286,490	22,064,544
Intangible assets, net	2,509,337	1,113,997
Goodwill	8,578,776
Other long-term assets	118,145	74,389
Total assets	56,544,738	27,350,399
Current liabilities
Accounts payable	3,952,017	1,682,462
Accrued compensation	1,647,075	760,548
Other accrued liabilities	1,013,369	649,784
Current portion of long-term debt (including VIE debt of $0 and $89,414, respectively)	6,095,684	2,967,135
Current portion of deferred rent	226,106	180,480
Total current liabilities	12,934,251	6,240,409
Deferred rent, less current portion	2,274,753	1,750,017
Unfavorable operating leases	849,478
Other liabilities - interest rate swaps	430,751	613,999
Long-term debt, less current portion (including VIE debt of $0 and $1,162,377, respectively)	38,551,601	16,841,355
Total liabilities	55,040,834	25,445,780
Stockholders' equity
Common stock - $0.0001 par value; 100,000,000 shares authorized, 18,951,700 and 18,936,400 shares, respectively, issued and outstanding	1,888	1,888
Additional paid-in capital	2,991,526	2,771,077
Accumulated other comprehensive loss	(284,294)
Retained earnings (accumulated deficit)	(1,205,216)	(1,253,831)
Total DRH stockholders' equity	1,503,904	1,519,134
Noncontrolling interest in VIE		385,485
Total stockholders' equity	1,503,904	1,904,619
Total liabilities and stockholders' equity	$ 56,544,738	$ 27,350,399